Schedule of Investments (unaudited)
July 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
General Dynamics Corp.	10,929	$ 4,190,397
Lockheed Martin Corp.	11,096	6,466,083
		10,656,480
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	71,785	7,481,433
Automobile Components — 0.1%
Autoliv, Inc.	4,482	552,048
Gentex Corp.	23,620	551,763
Lear Corp.	5,850	764,244
		1,868,055
Automobiles — 0.2%
Ford Motor Co.	263,528	3,868,591
Thor Industries, Inc.	3,244	243,203
		4,111,794
Banks — 9.1%
Associated Banc-Corp.	2,295	70,870
Atlantic Union Bankshares Corp.	399	16,930
Bank of America Corp.	429,351	26,598,294
Bank OZK	4,783	245,368
BOK Financial Corp.	1,184	167,287
Citigroup, Inc.	100,522	13,314,139
Citizens Financial Group, Inc.	34,622	2,480,666
Columbia Banking System, Inc.	26,952	842,789
Commerce Bancshares, Inc.	9,096	539,120
Cullen/Frost Bankers, Inc.	3,741	622,278
East West Bancorp, Inc.	6,148	805,388
Eastern Bankshares, Inc.	4,670	107,223
Fifth Third Bancorp	53,958	3,048,627
First Financial Bankshares, Inc.	4,324	151,945
First Horizon Corp.	64,053	1,642,319
FNB Corp.	16,528	312,379
Glacier Bancorp, Inc.	5,335	262,962
Hancock Whitney Corp.	6,947	534,919
Home BancShares, Inc.	12,494	388,189
Huntington Bancshares, Inc.	104,006	1,772,262
International Bancshares Corp.	1,566	119,862
JPMorgan Chase & Co.	135,295	47,595,428
KeyCorp	64,956	1,467,356
M&T Bank Corp.	18,917	4,659,068
Old National Bancorp	4,725	125,874
PNC Financial Services Group, Inc. (The)	24,690	6,169,290
Popular, Inc.	5,383	943,155
Prosperity Bancshares, Inc.	6,979	522,518
Regions Financial Corp.	82,787	2,562,258
SouthState Bank Corp.	6,040	634,744
TFS Financial Corp.	5,980	110,092
Truist Financial Corp.	141,535	7,337,174
U.S. Bancorp	92,065	5,801,016
United Bankshares, Inc.	7,763	376,117
United Community Banks, Inc.	3,526	124,961
Valley National Bancorp	7,347	104,989
Webster Financial Corp.	10,932	844,169
Wells Fargo & Co.	248,348	21,469,685
Western Alliance Bancorp	4,057	326,548
Zions Bancorp N.A.	6,419	447,404
		155,665,662
Beverages — 2.4%
Brown-Forman Corp., Class A	5,274	154,106
Brown-Forman Corp., Class B, NVS	29,183	838,428
Security	Shares	Value
Beverages (continued)
Coca-Cola Co. (The)	212,649	$ 18,625,926
Constellation Brands, Inc., Class A	21,717	2,828,205
Keurig Dr. Pepper, Inc.	81,888	2,548,354
PepsiCo, Inc.	119,260	16,643,926
Primo Brands Corp., Class A	22,032	500,126
		42,139,071
Biotechnology — 3.2%
AbbVie, Inc.	123,054	30,879,171
Amgen, Inc.	33,429	12,875,513
Gilead Sciences, Inc.	86,071	11,207,305
		54,961,989
Broadline Retail — 0.0%
Macy’s, Inc.	23,046	572,002
Building Products — 0.5%
A. O. Smith Corp.	12,345	742,305
Carrier Global Corp.	69,193	4,276,819
Fortune Brands Innovations, Inc.	11,974	589,839
Masco Corp.	20,484	1,464,196
Owens Corning	10,056	1,396,779
UFP Industries, Inc.	5,666	491,469
		8,961,407
Capital Markets — 3.5%
Ameriprise Financial, Inc.	10,259	5,599,773
Ares Management Corp., Class A	8,864	1,135,390
Bank of New York Mellon Corp. (The)	45,289	7,080,029
BlackRock, Inc.(a)	5,495	5,991,693
Blackstone, Inc., Class A	51,518	6,581,425
Blue Owl Capital, Inc., Class A	92,266	950,340
Carlyle Group, Inc. (The)	22,397	1,030,710
CME Group, Inc., Class A	12,480	3,342,019
FactSet Research Systems, Inc.	3,130	823,816
Federated Hermes, Inc., Class B, NVS	7,965	477,581
Franklin Resources, Inc.	22,424	759,277
Invesco Ltd.	18,210	539,016
Jefferies Financial Group, Inc.	8,445	461,097
Lazard, Inc.	6,512	275,979
MarketAxess Holdings, Inc.	2,769	449,409
Moelis & Co., Class A	1,345	90,223
Morgan Stanley	45,972	9,673,428
Morningstar, Inc.	2,611	502,800
Northern Trust Corp.	15,054	2,742,688
Raymond James Financial, Inc.	14,302	2,516,866
State Street Corp.	20,357	3,748,945
StepStone Group, Inc., Class A	3,633	159,343
Stifel Financial Corp.	8,020	664,938
T Rowe Price Group, Inc.	22,686	2,535,161
TPG, Inc., Class A	10,438	455,723
Victory Capital Holdings, Inc., Class A	3,939	390,079
Virtu Financial, Inc., Class A	6,999	411,051
		59,388,799
Chemicals — 0.7%
Air Products & Chemicals, Inc.	7,470	2,202,828
Cabot Corp.	4,380	385,528
CF Industries Holdings, Inc.	18,848	2,359,581
Dow, Inc.	39,234	1,188,398
Eastman Chemical Co.	10,310	721,184
International Flavors & Fragrances, Inc.	7,922	627,581
LyondellBasell Industries NV, Class A	28,186	1,749,787
Mosaic Co. (The)	18,216	402,938
PPG Industries, Inc.	15,796	1,745,774

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
RPM International, Inc.	4,454	$ 476,890
Westlake Corp.	1,340	94,470
		11,954,959
Construction & Engineering — 0.1%
AECOM	14,959	1,082,882
Consumer Finance — 0.6%
Ally Financial, Inc.	13,245	573,906
Capital One Financial Corp.	40,389	8,441,705
OneMain Holdings, Inc.	15,885	994,083
		10,009,694
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.	9,851	1,251,569
Sysco Corp.	53,465	4,557,357
Target Corp.	45,333	6,550,165
		12,359,091
Containers & Packaging — 0.6%
Amcor PLC	52,511	2,356,694
AptarGroup, Inc.	7,450	998,002
Avery Dennison Corp.	7,317	1,241,914
International Paper Co.	48,433	1,977,519
Packaging Corp. of America	4,132	1,015,811
Silgan Holdings, Inc.	4,628	185,028
Smurfit Westrock PLC	35,382	1,626,511
Sonoco Products Co.	6,945	391,420
		9,792,899
Distributors — 0.2%
Genuine Parts Co.	10,116	1,258,127
LKQ Corp.	32,820	736,809
Pool Corp.	3,960	735,411
		2,730,347
Diversified Consumer Services — 0.1%
Service Corp. International	12,715	1,095,906
Diversified REITs — 0.1%
WP Carey, Inc.	14,296	1,052,186
Diversified Telecommunication Services — 3.6%
AT&T Inc.	836,472	19,447,974
Comcast Corp., Class A	751,595	18,008,216
Verizon Communications, Inc.	538,313	25,198,432
		62,654,622
Electric Utilities — 1.5%
Alliant Energy Corp.	9,481	671,065
American Electric Power Co., Inc.	12,596	1,610,399
Duke Energy Corp.	32,938	4,131,413
Edison International	25,444	1,866,826
Entergy Corp.	3,949	424,991
Evergy, Inc.	10,130	840,891
Eversource Energy	8,864	634,574
Exelon Corp.	35,921	1,645,900
FirstEnergy Corp.	28,075	1,356,303
NextEra Energy, Inc.	66,497	5,779,919
NRG Energy, Inc.	17,771	2,386,468
OGE Energy Corp.	6,782	321,128
Pinnacle West Capital Corp.	2,994	302,364
PPL Corp.	22,417	789,303
Southern Co. (The)	31,518	2,979,712
		25,741,256
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.9%
Avnet, Inc.	94,049	$ 8,355,313
CDW Corp.	166,270	24,576,369
		32,931,682
Energy Equipment & Services — 0.5%
Archrock, Inc.	3,008	107,566
Halliburton Co.	49,224	1,587,474
Kodiak Gas Services, Inc.	5,826	342,044
Noble Corp. PLC	11,051	468,562
NOV, Inc.	27,135	527,233
Patterson-UTI Energy, Inc.	31,276	327,773
SLB Ltd.	97,225	4,821,388
		8,182,040
Entertainment — 0.1%
TKO Group Holdings, Inc., Class A	9,831	1,787,374
Warner Music Group Corp., Class A	9,718	252,279
		2,039,653
Financial Services — 0.8%
Enact Holdings, Inc.	3,544	167,702
Essent Group Ltd.	12,810	844,948
Global Payments, Inc.	30,432	2,558,723
Jack Henry & Associates, Inc.	58,255	8,973,600
Radian Group, Inc.	19,869	774,692
Voya Financial, Inc.	8,877	882,640
		14,202,305
Food Products — 1.7%
Archer-Daniels-Midland Co.	35,414	2,807,268
Bunge Global SA	13,035	1,384,708
Cal-Maine Foods, Inc.	8,119	712,686
Campbell’s Co. (The)	29,854	656,191
General Mills, Inc.	110,074	3,935,145
Hershey Co. (The)	9,637	1,686,957
Hormel Foods Corp.	29,393	735,119
Ingredion, Inc.	8,178	813,384
J M Smucker Co. (The)	9,328	1,112,457
Kraft Heinz Co. (The)	138,377	3,577,045
Lamb Weston Holdings, Inc.	19,869	1,044,116
McCormick & Co., Inc., NVS	22,270	1,133,543
Mondelez International, Inc., Class A	117,730	7,335,756
Smithfield Foods, Inc.	4,416	114,993
Tyson Foods, Inc., Class A	25,586	1,482,965
		28,532,333
Gas Utilities — 0.1%
MDU Resources Group, Inc.	5,030	100,349
National Fuel Gas Co.	1,875	154,331
New Jersey Resources Corp.	3,683	213,209
Spire, Inc.	2,500	199,650
UGI Corp.	12,629	456,159
		1,123,698
Ground Transportation — 0.6%
Ryder System, Inc.	3,588	920,035
Union Pacific Corp.	29,748	8,690,283
		9,610,318
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	114,698	12,123,579
Becton Dickinson & Co.	40,289	6,672,664
Medtronic PLC	139,547	11,915,918
		30,712,161
Health Care Providers & Services — 3.3%
Cigna Group (The)	8,192	2,285,978

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
CVS Health Corp.	75,172	$ 7,850,212
Elevance Health, Inc.	22,621	8,501,877
HCA Healthcare, Inc.	36,316	14,620,458
UnitedHealth Group, Inc.	54,845	22,727,768
		55,986,293
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	18,346	943,901
Healthcare Realty Trust, Inc.	41,680	875,697
Healthpeak Properties, Inc.	33,034	721,132
Sabra Health Care REIT, Inc.	10,787	228,361
		2,769,091
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	39,058	981,528
Ryman Hospitality Properties, Inc.	1,753	234,288
		1,215,816
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	9,041	1,840,567
Domino’s Pizza, Inc.	1,903	661,178
Las Vegas Sands Corp.	37,063	1,812,010
McDonald’s Corp.	34,923	9,451,561
Starbucks Corp.	45,275	4,765,194
Travel + Leisure Co.	8,911	677,414
Vail Resorts, Inc.	5,698	851,167
Wyndham Hotels & Resorts, Inc.	8,026	600,826
Yum! Brands, Inc.	14,223	2,180,102
		22,840,019
Household Durables — 0.6%
DR Horton, Inc.	38,629	5,526,265
Installed Building Products, Inc.	1,769	394,381
Lennar Corp., Class A	33,958	2,796,441
Lennar Corp., Class B	1,392	112,334
Meritage Homes Corp.	7,731	542,716
Whirlpool Corp.	6,143	230,363
		9,602,500
Household Products — 2.2%
Clorox Co. (The)	18,985	1,813,637
Colgate-Palmolive Co.	55,500	5,067,150
Kimberly-Clark Corp.	40,355	4,411,205
Procter & Gamble Co. (The)	180,329	26,055,737
Reynolds Consumer Products, Inc.	4,086	101,905
		37,449,634
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	42,187	619,305
Clearway Energy, Inc., Class C	5,581	177,085
		796,390
Industrial Conglomerates — 0.6%
3M Co.	32,408	5,712,882
DuPont de Nemours, Inc.	5,431	744,047
Honeywell International, Inc.	19,307	4,692,567
		11,149,496
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc.	4,704	309,711
Prologis, Inc.	34,565	4,998,445
Rexford Industrial Realty, Inc.	7,813	295,097
STAG Industrial, Inc.	3,487	133,413
		5,736,666
Insurance — 3.8%
Aflac, Inc.	49,044	6,252,129
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	12,979	$ 3,427,494
American Financial Group, Inc.	3,365	476,888
Axis Capital Holdings Ltd.	8,728	919,233
Cincinnati Financial Corp.	6,621	1,176,419
CNO Financial Group, Inc.	10,602	584,064
Erie Indemnity Co., Class A, NVS	950	229,938
Everest Group Ltd.	3,083	1,153,504
Fidelity National Financial, Inc., Class A	12,464	643,018
First American Financial Corp.	6,736	505,133
Hanover Insurance Group, Inc. (The)	1,806	420,130
Hartford Insurance Group, Inc. (The)	24,567	3,486,303
Marsh & McLennan Cos., Inc.	26,868	5,096,591
MetLife, Inc.	60,406	5,806,829
Old Republic International Corp.	28,156	1,216,621
Primerica, Inc.	3,198	1,023,232
Principal Financial Group, Inc.	21,187	2,408,962
Progressive Corp. (The)	59,756	12,633,614
Prudential Financial, Inc.	39,681	4,844,256
Reinsurance Group of America, Inc.	2,586	612,494
Selective Insurance Group, Inc.	2,655	251,667
Travelers Cos., Inc. (The)	18,269	6,839,183
Unum Group	20,915	1,800,991
Willis Towers Watson PLC	9,034	3,034,701
		64,843,394
Interactive Media & Services — 0.1%
Match Group, Inc.	54,358	2,142,249
IT Services — 10.6%
Accenture PLC, Class A	462,335	76,710,623
Cognizant Technology Solutions Corp., Class A	739,389	40,925,181
International Business Machines Corp.	287,215	64,235,635
		181,871,439
Leisure Products — 0.0%
Brunswick Corp.	4,497	355,263
Hasbro, Inc.	6,495	610,140
		965,403
Machinery — 0.7%
Illinois Tool Works, Inc.	19,337	5,548,752
Oshkosh Corp.	3,942	561,380
Otis Worldwide Corp.	34,448	2,478,534
Snap-on, Inc.	3,100	1,272,271
Stanley Black & Decker, Inc.	9,713	918,656
Toro Co. (The)	8,467	777,863
		11,557,456
Media — 0.1%
Nexstar Media Group, Inc., Class A	5,709	1,087,736
Paramount Skydance Corp., Class B, NVS	35,645	283,734
Sirius XM Holdings, Inc.	18,692	553,657
		1,925,127
Metals & Mining — 0.0%
Southern Copper Corp.	2,737	500,077
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	22,267	219,998
Starwood Property Trust, Inc.	18,038	288,247
		508,245
Multi-Utilities — 0.5%
Ameren Corp.	4,543	497,958
CenterPoint Energy, Inc.	10,660	448,146
CMS Energy Corp.	1,681	121,015
Consolidated Edison, Inc.	3,043	331,231

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy, Inc.	23,374	$ 1,616,780
DTE Energy Co.	8,415	1,193,836
NiSource, Inc.	2,913	129,425
Northwestern Energy Group, Inc.	3,127	214,950
Public Service Enterprise Group, Inc.	21,258	1,630,063
Sempra	16,209	1,435,307
WEC Energy Group, Inc.	8,717	953,814
		8,572,525
Office REITs — 0.1%
BXP, Inc.	9,015	632,132
Cousins Properties, Inc.	1,459	46,031
Kilroy Realty Corp.	8,145	316,189
Vornado Realty Trust	6,492	255,720
		1,250,072
Oil, Gas & Consumable Fuels — 7.8%
Antero Midstream Corp.	23,066	506,760
APA Corp.	20,768	775,062
California Resources Corp.	8,261	434,694
Chevron Corp.	144,309	28,404,340
Chord Energy Corp.	7,027	986,450
ConocoPhillips	78,999	9,517,800
Crescent Energy Co., Class A	3,627	41,602
Devon Energy Corp.	60,708	2,739,752
Diamondback Energy, Inc.	8,180	1,660,131
DT Midstream, Inc.	1,463	201,894
EOG Resources, Inc.	49,563	7,369,522
Expand Energy Corp.	13,346	1,254,924
ExxonMobil Holdings Corp.	257,192	39,977,924
HF Sinclair Corp.	13,327	1,219,021
Kinder Morgan, Inc.	104,797	3,372,367
Magnolia Oil & Gas Corp., Class A	17,906	460,363
Marathon Petroleum Corp.	35,851	11,345,766
Matador Resources Co.	4,883	243,613
Murphy Oil Corp.	12,411	493,213
ONEOK, Inc.	44,260	4,019,251
Ovintiv, Inc.	16,803	1,049,515
PBF Energy, Inc., Class A	6,692	483,698
Permian Resources Corp., Class A	23,915	509,629
Phillips 66	29,113	6,162,640
SM Energy Co.	10,232	332,745
Valero Energy Corp.	21,393	6,693,870
Williams Cos., Inc. (The)	48,850	3,494,729
		133,751,275
Personal Care Products — 0.2%
Kenvue, Inc.	183,755	3,535,446
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	198,835	12,985,914
Johnson & Johnson	143,977	36,908,504
Merck & Co., Inc.	176,497	22,979,909
Pfizer, Inc.	826,809	20,678,493
Royalty Pharma PLC, Class A	38,022	2,221,626
Viatris, Inc.	106,488	1,869,929
		97,644,375
Professional Services — 12.8%
Automatic Data Processing, Inc.	351,144	93,565,830
Booz Allen Hamilton Holding Corp., Class A	17,325	1,207,899
Broadridge Financial Solutions, Inc.	130,643	20,112,490
Genpact Ltd.	234,139	8,234,669
KBR, Inc.	14,006	512,760
Leidos Holdings, Inc.	205,640	23,771,984
Security	Shares	Value
Professional Services (continued)
Paychex, Inc.	383,448	$ 44,802,064
SS&C Technologies Holdings, Inc.	353,226	27,216,063
		219,423,759
Residential REITs — 0.5%
American Homes 4 Rent, Class A	17,262	576,896
AvalonBay Communities, Inc.	8,783	1,630,213
Camden Property Trust	7,923	877,948
Equity LifeStyle Properties, Inc.	5,299	344,806
Equity Residential	22,551	1,498,514
Essex Property Trust, Inc.	3,057	868,616
Independence Realty Trust, Inc.	4,705	78,244
Invitation Homes, Inc.	36,921	1,097,292
Mid-America Apartment Communities, Inc.	7,218	955,230
Sun Communities, Inc.	6,097	752,857
UDR, Inc.	20,727	790,942
		9,471,558
Retail REITs — 0.6%
Brixmor Property Group, Inc.	12,574	396,207
Federal Realty Investment Trust	2,365	293,473
Kimco Realty Corp.	37,007	942,939
Kite Realty Group Trust	19,257	551,135
NNN REIT, Inc.	8,837	419,934
Phillips Edison & Co., Inc.	4,051	172,127
Realty Income Corp.	45,184	2,885,902
Regency Centers Corp.	9,148	734,493
Simon Property Group, Inc.	17,706	4,061,225
		10,457,435
Semiconductors & Semiconductor Equipment — 2.2%
Microchip Technology, Inc.	244,517	18,165,168
Skyworks Solutions, Inc.	284,075	17,692,191
Universal Display Corp.	35,009	2,806,321
		38,663,680
Software — 1.0%
Dolby Laboratories, Inc., Class A	6,651	391,146
Gen Digital, Inc.	610,965	16,770,989
		17,162,135
Specialized REITs — 1.1%
American Tower Corp.	22,982	3,984,159
Crown Castle, Inc.	26,321	2,008,292
CubeSmart	14,519	601,958
EPR Properties	6,483	402,400
Extra Space Storage, Inc.	12,515	1,852,721
Gaming & Leisure Properties, Inc.	16,620	744,410
Iron Mountain, Inc.	10,259	1,254,881
Lamar Advertising Co., Class A	5,318	850,667
Millrose Properties, Inc., Class A	20,229	566,007
Outfront Media, Inc.	8,747	278,767
Public Storage	8,040	2,606,327
Rayonier, Inc.	23,939	521,391
SBA Communications Corp.	5,196	940,372
VICI Properties, Inc.	70,911	1,868,505
Weyerhaeuser Co.	38,288	958,349
		19,439,206
Specialty Retail — 1.6%
Best Buy Co., Inc.	23,373	2,016,155
Dick’s Sporting Goods, Inc.	5,110	1,001,100
Gap, Inc. (The)	25,941	521,155
Home Depot, Inc. (The)	45,133	14,982,351
Lowe’s Cos., Inc.	33,935	7,052,032

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Penske Automotive Group, Inc.	1,210	$ 262,945
Tractor Supply Co.	45,300	1,393,881
		27,229,619
Technology Hardware, Storage & Peripherals — 2.5%
HP, Inc.	1,606,258	43,802,656
Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.	3,968	332,280
NIKE, Inc., Class B	96,871	4,040,490
VF Corp.	11,810	169,119
		4,541,889
Tobacco — 2.1%
Altria Group, Inc.	232,346	15,876,202
Philip Morris International, Inc.	102,856	19,626,982
		35,503,184
Trading Companies & Distributors — 0.1%
Fastenal Co.	33,068	1,577,674
Herc Holdings, Inc.	912	136,928
MSC Industrial Direct Co., Inc., Class A	2,256	278,390
Watsco, Inc.	1,856	574,061
		2,567,053
Water Utilities — 0.1%
American Water Works Co., Inc.	6,792	911,283
Essential Utilities, Inc.	7,646	304,693
		1,215,976
Security	Shares	Value
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	85,231	$ 14,720,246
Total Long-Term Investments — 99.7% (Cost: $1,533,595,500)		1,712,426,108
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(b)	1,651,475	1,651,475
Total Short-Term Securities — 0.1% (Cost: $1,651,475)		1,651,475
Total Investments — 99.8% (Cost: $1,535,246,975)		1,714,077,583
Other Assets Less Liabilities — 0.2%		3,576,904
Net Assets — 100.0%		$ 1,717,654,487

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 3,041,008	$ —	$ (1,389,533)(a)	$ —	$ —	$ 1,651,475	1,651,475	$ 23,394	$ —
BlackRock, Inc.	5,411,117	2,304,149	(1,864,574)	(44,037)	185,038	5,991,693	5,495	30,512	—
				$ (44,037)	$ 185,038	$ 7,643,168		$ 53,906	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	41	09/18/26	$ 5,089	$ 87,312

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,712,426,108	$ —	$ —	$ 1,712,426,108
Short-Term Securities
Money Market Funds	1,651,475	—	—	1,651,475
	$ 1,714,077,583	$ —	$ —	$ 1,714,077,583
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 87,312	$ —	$ —	$ 87,312

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust